Schedule of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of Options, beginning balance (in shares)	2,012,750	2,036,450
Weighted Average Exercise Price, beginning balance	$ 0.06	$ 0.06
Number of Options, forfeited	(7,000)		(3,300)
Weighted Average Exercise Price, forfeited	$ 0.06
Number of Options, exercised	(248,934)	(73,700)
Weighted Average Exercise Price, forfeited	$ 0.06	$ 0.06
Number of Options, granted		50,000
Weighted Average Exercise Price, granted		$ 0.06
Number of Options, ending balance (in shares)	1,756,816	2,012,750	2,036,450
Weighted Average Exercise Price, ending balance	$ 0.06	$ 0.06	$ 0.06